Schedule I - Condensed Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Parent Company Statements of Income
Net sales	$ 813,111	$ 802,829	$ 757,874	$ 789,227	$ 749,222	$ 782,316	$ 752,986	$ 715,209	$ 3,163,041	$ 2,999,733	$ 2,864,427
Costs and expenses:
Selling, general and administrative									910,531	832,629	788,719
Total costs and expenses									2,833,620	2,605,363	2,627,106
Income from operations									329,421	394,370	237,321
Other income (expense):
Interest									(191,280)	(158,584)	(195,566)
Total other income (expense)									(189,587)	(159,587)	(193,633)
Income from continuing operations before income taxes	52,182	58,477	(29,677)	58,852	64,787	78,659	52,086	39,251	139,834	234,783	43,688
Benefit for income taxes									40,386	65,264	10,989
Net income	34,840	43,628	(18,150)	39,130	43,956	41,239	34,193	27,083	99,448	146,471	29,919
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment, net of taxes									(680)	23,107	(20,196)
Change in fair value of interest rate and cross currency swaps, net of taxes									5,692	(3,936)	(17,569)
Comprehensive income (loss)									104,460	165,642	(7,846)
Parent Company
Costs and expenses:
Selling, general and administrative									343
Total costs and expenses									343
Income from operations									(343)
Other income (expense):
Interest									(44,180)
Total other income (expense)									(44,180)
Income from continuing operations before income taxes									(44,523)
Benefit for income taxes									(14,491)
Equity in income of subsidiaries									129,480	146,471	29,919
Net income									99,448	146,471	29,919
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment, net of taxes									(680)	23,107	(20,196)
Change in fair value of interest rate and cross currency swaps, net of taxes									5,692	(3,936)	(17,569)
Comprehensive income (loss)									$ 104,460	$ 165,642	$ (7,846)